UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08465

Camco Investors Fund

(Exact name of registrant as specified in charter)

30 East Main Street

Berryville, VA 22611

(Address of principal executive offices)

(Zip code)

Dennis Connor

30 East Main Street

Berryville, VA 22611

(Name and address of agent for service)

Registrant's telephone number, including area code: 540-955-9914

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

CAMCO INVESTORS FUND

December 31, 2004

Dear Fellow Shareholders,

As managers and fellow shareholders of the CAMCO Investors Fund, we are glad to present our 2004 Year End Review.  As you know, the Fund was opened to shareholders by the Board of Directors on August 2, 2004 and we began investing within the guidelines described in the Fund’s prospectus at that time.

Performance:   We are pleased to report that for the calendar year 2004, as well as from August 2nd through December 31st, the Fund had a net return of 18.66%.  This compares very favorably to the return for the S+P 500 of 8.99% for all of 2004, and 9.52% from August 2nd through December 31st.

Portfolio:  The Fund performance was helped by strong across-the-board gains by the portfolio stocks.  At the end of the year, there were 40 stocks in the Fund and 38 of them generated positive returns.  Additionally, 25 of the 40 portfolio stocks generated 10% or greater returns in 2004.  The top five performing stocks for 2004 were:

*

NVIDIA (+92%)

*

Internet Security Systems (+66%)

*

Carmax (+58%)

*

KB Homes (+33%)

*

AG Edwards (+24%).

Only two stocks failed to generate gains: NBTY, Inc (-2%), and Federal National Mortgage Preferred Class M (-2%).  One stock was sold out of the Fund during 2004, Swift Transportation for a small loss.

Although the top five performing stocks came from significantly different industries, they share three common characteristics that will give you insight into our investment style.  First, all five stocks were purchased after the share price had made a significant drop.  Second, we believed the stocks represented superior value at that price based upon fundamental analysis of each company.  Finally, our analysis was confirmed when we saw meaningful insider buying.

 Why are these three characteristics so important in our investment analysis?  First, a significant share price drop, followed by stable prices at those lower levels often indicates that selling pressure has abated and buyers are waiting for a catalyst to purchase shares.  Second, fundamental analysis can confirm that valuation ratios (price to earnings, price to sales, price to cash flow, etc.) have made the stock an attractive purchase at those lower prices.  Finally, and what we believe to be a real key, is that insiders at the company have made the same determination and are purchasing shares of their own stock.  Peter Lynch, the former manager of the Fidelity Magellan Fund, has noted that insiders sell their company stock for any number of reasons, but they buy them for only one: they think the price will increase.  We think focusing on insider buying, and to a certain extent company share buybacks, can help us avoid being “too early” to a value stock.

Philosophy:  We have shared above the specific reasons for buying a stock. We’d also like to share more of our investment philosophy to complete the picture of how we manage the Fund for our fellow shareholders.

First, we maintain a concentrated diversified portfolio.  We look to have 35-45 stocks in the Fund at any time, representing our best ideas.  While we currently hold just 40 stocks in the Fund, the largest position, KB Homes is only 3.53% of the Fund and no sector accounts for more than 17.9% of the Fund’s assets.  Diversification should not mean you need to have 500 different positions in your fund.   In fact, many of the value managers we have admired over the years have demonstrated that owning fewer positions than the average mutual fund is crucial to consistently outperforming the broad market.

Second, we think it important to invest for the long term.  Why do many funds have 100, 200 or 400% turnover in their portfolios?  Obviously, their long term perspective is next week.  We think identifying great value stocks means being patient and holding them until they are no longer good values. If this takes six months, or six years, that’s OK.  It should also help keep the tax bite lower.

Third, we think it is vital to have fund mangers who are your fellow shareholders.  Would you really want to invest in a fund where the manager had no personal stake in sharing your outcome?   Neither do we!

Fourth, we think it is equally important to find a fund manager who shares your values.  As always, we will strive to find the best investment opportunities while avoiding those companies principally involved in abortion, alcohol, pornography, gambling and tobacco.  We are often asked if this doesn’t “handicap” our investments because we are excluding so many companies.  Well, we have been managing money for over twenty years with this screening process and this hasn’t proved a hindrance.  As you can imagine, our approach to investment stewardship is a bit different than most, and you can rest assured we will never compromise on that.

Prognostications:  This is the part of shareholder letters where your fund managers give you their prediction for future interest rates, gross domestic product growth, consumer confidence, etc.  Well, when it comes to knowing the future, there is One who knows and we are not Him.  So, we when we are asked what will happen in 2005, we can give you our best educated guess. We are cautiously optimistic about 2005, but then we are most always cautiously optimistic.  When you are looking for a just few good ideas at any given time, they usually can be found. What we do promise is that we will keep searching for the best investments with the right values, and we will keep our focus on the long term.  We suggest you do the same.

Please visit our website www.camcofunds.com to keep updated on our Fund.  Of course, you are welcome to call us toll free at 1-800-727-1007 to speak with us, the actual guys managing your Fund.  As always, we thank you for allowing us to help you be a good steward of your resources.

With Kindest Regards,

/s/Rick Weitz

/s/Dennis Connor

Portfolio Manager

President

CAMCO Investors Fund

CAMCO Investors Fund

December 31, 2004

AVERAGE ANNUAL RATE OF RETURN (%)

DECEMBER 4, 2002 THROUGH DECEMBER 31, 2004

	1 Year	Since Inception *
Camco Investors Fund	18.66%	9.14%
S&P 500 Index	8.99%	17.34%

20,000
15,000
10,000
5,000
-
0
Camco Investors Fund
S&P 500 Index
$13,775
$11,914
Dec-02
Jan-03
Feb-03
Mar-03
Apr-03
May-03
Jun-03
Jul-03
Aug-03
Sep-03
Oct-03
Nov-03
Dec-03
Jan-04
Feb-04
Mar-04
Apr-04
May-04
Jun-04
Jul-04
Aug-04
Sep-04
Oct-04
Nov-04
Dec-04

* This chart assumes an initial investment of $10,000 made on 12/4/2002, following an investment adviser and investment objective was approved December 4, 2002.  The investment adviser began trading pursuant to the new investment objectives on August 11, 2004. Total return is based on the net change in NAV and assuming reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Throughout the period shown, the investment adviser has voluntarily waived and reimbursed certain expenses of the Fund. Without such waivers and reimbursements returns would be lower.

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	CAMCO INVESTORS FUND
	Schedule of Investments
	December 31, 2004

Shares		Value

COMMON STOCKS - 91.09%

Agriculture Production-Crops - 2.77%
6,625	Nvidia Corp. *	156,085

Bakery Products - 1.56%
3,625	Sara Lee Corp.	87,508

Bottled & Canned Soft Drinks - 2.52%
3,400	Coca Cola Co.	141,542

Communications Equipment, NEC - 2.48%
6,300	Utstarcom, Inc. *	139,545

Consumer Financial Services - 1.38%
1,875	Fannie Mae Preferred Class M	77,437

Crude Petroleum & Natural Gas - 5.16%
9,600	Chesapeake Energy	158,400
2,725	Pogo Producing Co.	132,135
		290,535

Drawing & Insulating of Nonferrous Wire - 1.70%
7,000	Andrew Corp. *	95,410

Electric Services - 2.21%
2,250	Dominion Resources Preferred Class U	124,155

Finance Services - 1.45%
3,150	Allied Capital	81,396

Food and Kindred Products - 2.22%
4,250	Conagra Foods	125,162

General Building Contractors - 3.53%
1,900	KB Homes	198,360

Household Appliances - 1.84%
4,900	Maytag Corp.	103,390

Household Furniture - 2.54%
7,950	Select Comfort *	142,623

In Vitro & In Vivo Diagnostic - 1.90%
36,100	Trinity Biotech *	106,856

Industrial Organic Chemicals - 1.68%
3,950	Sensient Technologies	94,760

Metal Forgings & Stampings - 2.26%
5,400	Dura Automotive Systems Capital Trust Preferred	126,900

Mortgage Bankers & Loan Correspondents - 3.04%
3,475	Doral Financial	171,144

National Commercial Banks - 4.99%
3,000	Commerce Bancorp	193,200
2,575	Keycorp	87,292
		280,492
Natural Gas Transmission - 2.23%
2,825	Kinder Morgan Energy Partners	125,232

Pharmaceutical Preparations - 5.89%
6,425	NBTY, Inc. *	154,264
4,275	Par Pharmaceutical *	176,900
		331,164

Plastic Products, NEC - 1.58%
3,675	Newell Rubbermaid, Inc.	88,898

Printed Circuit Boards - 3.26%
13,275	Flextronics *	183,461

Radio & TV Broadcasting - 1.79%
1,375	L-3 Communications	100,705

Real Estate Investment Trusts - 8.04%
4,000	Equity One	94,920
4,875	Highwood Properties	135,038
2,600	Saul Centers	99,450
4,250	Thornburg Mortgage Asset Corp.	123,080
		452,488

Retail- Auto & Home Supply Storage - 2.88%
9,500	PEP Boys-Manny, Moe & Jack	162,165

Retail- Auto Dealers & Gasoline - 2.15%
3,900	Carmax *	121,095

Retail- Lumber & Other Building Materials - 3.30%
3,225	Lowe's Companies, Inc.	185,728

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.60%
2,325	Raytheon Co.	90,280

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.63%
3,425	Edwards, A.G., Inc.	147,994

Semiconductors & Related Devices - 2.40%
3,375	Cabot Microelectric *	135,236

Services-Computer Processing - 1.56%
1,975	Automatic Data Processing	87,591

Services-Computer Programming - 1.88%
7,800	Wind River *	105,690

Services-Prepackaged Software - 2.31%
5,600	Internet Security Systems, Inc. *	130,200

Wood Household Furniture - 2.37%
6,800	Bassett Furniture	133,484

TOTAL FOR COMMON STOCKS (Cost $4,483,027) - 91.09%		$5,124,711

SHORT TERM INVESTMENTS - 18.18%
1,023,014	First American Treasury Obligations Fund Class A 1.11% (Cost $1,023,014)	$1,023,014

TOTAL INVESTMENTS - 109.28%		6,147,725
(Cost $5,506,041)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (9.28)%		(521,851)

NET ASSETS - 100.00%		$5,625,874

*Non-Income producing securities during the period.

The accompanying notes are an integral part of the financial statements.

CAMCO INVESTORS FUND
Statement of Assets and Liabilities
December 31, 2004

Assets:
Investments, at Value	$ 6,147,725
(Cost $5,506,041)
Cash	1,000
Receivables:
Dividends and Interest	5,202
Total Assets	6,153,927
Liabilities:
Payable for Securities Purchased	518,939
Payable to Shareholders	169
Accrued Management Fees (Note 3)	8,945
Total Liabilities	528,053
Net Assets	$ 5,625,874

Net Assets Consist of:
Paid In Capital	4,988,855
Accumulated Realized Loss on Investments - Net	(4,665)
Net Unrealized Appreciation in Value of Investments	641,684
Net Assets	$ 5,625,874

Shares Outstanding	481,219

Net Asset Value Per Share	$ 11.69

The accompanying notes are an integral part of the financial statements.

CAMCO INVESTORS FUND
Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$ 32,193
Interest	2,611
Total Income	34,804
Expenses:
Advisory fees (Note 3)	30,581
Total Expenses	30,581

Net Investment Income	4,223
Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(4,665)
Net Change in Unrealized Appreciation on Investments	641,685
Net Realized and Unrealized Gain (Loss) on Investments	637,020

Net Increase in Net Assets from Operations	$ 641,243

The accompanying notes are an integral part of the financial statements.

CAMCO INVESTORS FUND
Statements of Changes in Net Assets
Years Ended December 31, 2004 and 2003

	2004	2003
Increase in Net Assets From Operations:
Net investment income	$ 4,223	$ 217
Net realized loss on investments	(4,665)	-
Unrealized appreciation (depreciation) on investments	641,685	-
Net increase in net assets resulting from operations	641,243	217

Distributions to Shareholders:	(4,419)	-

Capital Share Transactions:
Proceeds from shares sold	4,951,363	37,029
Reinvested dividends and distributions	4,250	-
Cost of shares redeemed	(3,692)	(49,515)
Net Increase from Shareholder Activity	4,951,921	(12,486)

Total increase	5,588,745	(12,269)

Net Assets:
Beginning of period	37,129	49,398

End of period	$ 5,625,874	$ 37,129

Share Transactions:
Shares sold	477,424	3,754
Shares issued on reinvestment of dividends	364	-
Shares redeemed	(333)	(5,020)
Net increase (decrease) in shares	477,455	(1,266)
Outstanding shares at beginning of period	3,764	5,030
Outstanding shares at end of period	481,219	3,764

The accompanying notes are an integral part of the financial statements.

CAMCO INVESTORS FUND
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	12/31/2004*	12/31/2003*	12/31/2002*	12/31/2001	12/31/2000

Net Asset Value, at Beginning of Period	$ 9.86	$ 9.82	$ 9.82	$ 10.44	$ 8.36
Income From Investment Operations:
Net Investment Income	0.03	0.04	0.00	0.40	0.43
Net Gain (Loss) on Securities (Realized and Unrealized)	1.81	0.00	0.00	(0.59)	2.08
Total from Investment Operations	1.84	0.04	0.00	(0.19)	2.51

Distributions	(0.01)	0.00	0.00	(0.43)	(0.43)

Net Asset Value, at End of Period	$ 11.69	$ 9.86	$ 9.82	$ 9.82	$ 10.44

Total Return	18.66%	0.41%	0.00%	(1.85)%	29.99%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 5,626	$ 37	$ 49	$ 3,268	$ 3,248
Ratio of Expenses to Average Net Assets	1.98%	0.00%	1.88%	1.43%	1.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.27%	0.54%	(0.72)%	4.14%	4.40%
Portfolio Turnover Rate	5.57%	0.00%	0.00%	0.00%	18.20%

* A new investment adviser and investment objective was approved December 2, 2002. The actual investing under the new investment objectives was effective August 11, 2004.

The accompanying notes are an integral part of the financial statements.

CAMCO INVESTORS FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2004

Note 1. Organization

The CAMCO Investors Fund (the "Fund"), is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.

On December 4, 2002 the sole shareholder of the Fund, Bernard Klawans approved, among other things, the name change of the Fund from The O’Higgins Fund, Inc. to CAMCO Investors Fund.  At the same time a new investment advisor was approved, Cornerstone Asset Management, Inc. (“CAM”).  Under the terms of the new investment management agreement, CAM has agreed to provide the Fund with investment management services for an annual fee of 1.98% on the value of the net assets.  Other services that CAM may provide will be at no additional expense to the Fund.

Additionally, a change in the investment objectives of the Fund was approved. The Fund’s new investment objective is to seek capital appreciation by investing in a portfolio of equity investments, including common and preferred stocks and convertible issues, and debt securities. The Fund will continue as a non-diversified fund that may invest a relatively high percentage of its assets in a limited number of securities. This new investment strategy is more flexible and will allow a faster response to the ever changing climate of the markets.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.

Securities Transactions and Investment Income- Security transactions are recorded on the dates the transactions are entered into (the trade dates).  Realized gains and losses on security transactions are determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date.  Interest income is determined on the accrual basis.  Discount on fixed income securities is amortized.

Dividends and Distributions to Shareholders- The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Federal Income Taxes- It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income.  The Fund has complied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results may differ from those estimates.

Note 3. Transactions with Affiliates

On December 4, 2002 the sole shareholder of the Fund, Bernard Klawans approved, among other things, the name change of the Fund from The O'Higgins Fund, Inc. to CAMCO Investors Fund. At the same time a new investment advisor was approved, Cornerstone Asset Management, Inc. ("CAMO"). Under the terms of the new investment management agreement, CAMO has agreed to provide the Fund with investment management services, and pay all operating expenses of the Fund except taxes, brokerage commissions, and one-time extraordinary expenses for an annual fee of 1.98 % on the value of the net assets. Other services that CAMO may provide will be at no additional expense to the Fund.  For the year ended December 31, 2004, the Adviser earned a fee of $30,581 from the Fund. At December 31, 2004 the fund owed the Adviser $8,945.

The Fund places its portfolio transactions through a broker dealer in which certain officers and directors of the Fund and officers and directors of the Adviser are registered representatives. These officers and directors of the Fund and of the Adviser receive no compensation for such portfolio transactions.

The Fund places its portfolio transactions through Syndicated Capital, a broker dealer in which certain offices and directors of the Fund and officers and directors of the Adviser are registered representatives. The officers and directors of the Fund and of the Adviser receive no compensation for such transactions.  For the fiscal year ended December 31, 2004 the Fund paid Syndicated Capital brokerage commissions of $3,702 which constituted 100% of commissions paid by the Fund.

The Adviser paid trustee fees of $792 for the period December 1, 2002 (Commencement of Investment Operations) through December 31, 2004.

Note 4. Capital Stock

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at December 31, 2004 was $4,988,854 representing 481,219 shares outstanding. The authorized capitalization of the Fund consists of 100,000,000 shares of common stock of $0.001 par value per share.

Note 5. Investment Transactions

For the year ended December 31, 2004, purchases and sales of investment securities other than short-term investments aggregated $4,567,468 and $79,776, respectively.

Note 6. Tax Matters

For Federal income tax purposes, the cost of investments owned at December 31, 2004 was $5,506,041.

At December 31, 2004, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$656,730	($15,046)	$641,684

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Value

Undistributed ordinary income

$        -

Capital loss carryforward

(4,665)

Unrealized appreciation

641,684

$   (637,019)

At December 31, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $335,642, of which $79,520 expires in 2009, $251,457 expires in 2010, and $4,665 expires in 2012.

CAMCO INVESTORS FUND

EXPENSE EXAMPLE

DECEMBER 31, 2004

Expense Example

As a shareholder of the Camco Investors Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 through December 31, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2004	December 31, 2004	July 1, 2004 to December 31, 2004

Actual	$1,000.00	$1,186.53	$10.88
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.18	$10.03

* Expenses are equal to the Fund's annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

CAMCO INVESTORS FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2004

DIRECTORS AND OFFICERS

The following table provides information regarding each Director who is not an “interested person” of the Fund, as defined in the Investment Company Act of 1940.

Name,Address,Age	Position Held	Year first Elected	Principal Occupation Past 5 Years	Other Directorships Held
Keith P Newman 9110 Glen Brook Rd Fairfax VA 49	Director	12/4/2002	Realtor Remax Reston,VA	0
Malcolm R Uffelman 1808 Horseback Trail Vienna VA 68	Director	12/4/2002	Vice Pres. Contact Inc Winchester VA	0
Charles J Bailey 11620 Gambrill Rd Frederick MD 60	Director	12/4/2002	Regional Mgr Tollgate Inc Frederick MD	0

The following table provides information regarding each Director who is an “interested person” of the Fund, as defined in the Investment Company Act of 1940, and each officer of the Fund.

Name,Address,Age	Position Held	Year first Elected	Principal Occupation Past 5 Years	Other Directorships Held
Dennis M. Connor 30 E. Main St Berryville, VA 47	President & Director Adviser	12/4/2002	Vice President Investment CAMCO Berryville, VA	0
Mr. Paul Berghaus 30 E. Main Street Berryville, VA 63	Treasurer	12/4/2002	President CAMCO Berryville, VA	0
Mr. Eric Weitz 30 E. Main Street Berryville, VA 45	Secretary	12/4/2002	Vice President CAMCO Berryville, VA	0

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 878-5677 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2004, are available without charge upon request by (1) calling the Fund at (866) 878-5677 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on November 23, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-727-1007.

CAMCO INVESTORS FUND

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DECEMBER 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Directors of the

CAMCO Investors Fund

We have audited the accompanying statement of assets and liabilities of CAMCO Investors Fund, (the "Fund"), including the schedule of investments, as of December 31, 2004 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the four years then ended. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements based on our audits.  The financial highlights for the year ended December 31, 2000 were audited by other auditors whose report, dated January 16, 2001 expressed an unqualified opinion on this information.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CAMCO Investors Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the period indicated therein, in conformity with accounting principles generally accepted in the United States of America.

/s/Abington, Pennsylvania
February 21, 2005	Certified Public Accountants

Board of Trustees

Dennis Connor

Richard Bruss

Charles Bailey

Malcom Uffleman

Keith Newman

Investment Adviser

Cornerstone Asset Management

30 East Main St.

Berryville, VA  22611

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Auditors

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Camco Investors Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.  The registrant’s Board of Directors has determined that Mr. Malcolm Uffelman is a financial expert.  Mr. Uffelman is an independent Director.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2003

$ 2000

FY 2004

$ 8000

(b)

Audit-Related Fees

Registrant

Adviser

FY 2003

$ 0

$ 0

FY 2004

$ 0

$ 0

(c)

Tax Fees

Registrant

Adviser

FY 2003

$ 500

$ 0

FY 2004

$ 800

$ 0

(d)

All Other Fees

Registrant

Adviser

FY 2003

$ 0

$ 0

FY 2004

$ 0

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2003

$ 500

FY 2004

$ 800

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of February 18, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Camco Investors Fund

By /s/ Dennis Connor

      Dennis Connor

      President

Date March 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Dennis Connor

      Dennis Connor

      President

Date March 2, 2005

By /s/Paul Berghaus

      Paul Berghaus

      Treasurer

Date March 2, 2005